Equity-based compensation	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity-based compensation

9. Equity-based compensation

(a) Stock options

In 2006, the Board of Directors adopted the Company’s 2006 Stock Option Plan (the “2006 Plan”), which provided for the issuance of options to purchase up to 151,548 shares of the Company’s common stock to officers, directors, employees, and consultants. Over the years, the Company amended the plan to increase the shares available for issuance. On October 14, 2014, the Company increased the number of shares available for issuance under the 2006 Plan to 4,424,986. The 2006 Plan expired in August 2017.

In January 2018, the Board of Directors adopted the Company’s 2018 Stock Option Plan (as amended) (the “2018 Plan”), which currently provides for the issuance of additional options to purchase up to 3,048,490 shares of the Company’s common stock to officers, directors, employees, and consultants. The option exercise price per share is determined by the Board of Directors based on the estimated fair value of the Company’s common stock.

In June 2019, the Board of Directors adopted the Company’s 2019 Stock Option and Incentive Plan (the “2019 Plan”), which replaced the 2018 Plan upon the completion of the IPO. The 2019 Plan allows the Compensation Committee to make equity-based incentive awards to the Company’s officers, employees, directors, and consultants. The initial reserve for the issuance of awards under this Plan is 2,139,683 shares of common stock. The initial number of shares reserved and available for issuance will automatically increase on February 1, 2020 and each February 1 thereafter by 5% of the number of shares of common stock outstanding on the immediately preceding January 31 (or such lesser number of shares determined by the Compensation Committee). Options granted under the plans has a maximum term of ten years and vest over a period determined by the Board of Directors (generally four years from the date of grant or the commencement of the grantee’s employment with the Company). Options generally vest 25% at the one-year anniversary of grant after which point they generally vest pro rata on a monthly basis.

Effective July 2019, all available shares from expired, terminated, or forfeited awards that remained under the 2006 Plan or the 2018 Plan will be available for grant under the 2019 Plan.

In June 2019, the Board of Directors also adopted the Company’s 2019 Employee Stock Purchase Plan (the “ESPP”), which became effective immediately prior to the effectiveness of the registration statement for the Company’s initial public offering. The total shares of common stock initially reserved under the ESPP is limited to 855,873 shares.

The fair value of stock options is estimated on the date of the grant using the Black-Scholes option pricing model for each of the stock option awards granted. The Company historically has been a private company and lacked company-specific historical and implied volatility information for shares. Accordingly, expected volatility is based on the stock volatility for comparable publicly traded companies. The Company uses the simplified method as described in SEC Staff Accounting Bulletin (“SAB”) 107 to estimate the expected life of stock options. Forfeitures are recorded when they occur. The risk-free rate is based on the U.S. Treasury yield curve at the time of the grant over the expected term of the stock option grants. The weighted average assumptions are provided below.

	For the nine months ended
	October 31, 2018	October 31, 2019
Risk-free interest rate	2.83%	2.18%
Expected dividends	None	None
Expected term (in years)	6.25	6.25
Volatility	45.00%	45.15%
Weighted average fair market value of grants	$3.72	$4.99

Stock option activity for the nine months ended October 31, 2019 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)
Outstanding—January 31, 2019	5,055,505	$2.45
Granted in the nine months ended October 31, 2019	1,230,382	$8.78
Exercised	(111,515)	$3.98
Forfeited and expired	(53,627)	$3.38

Outstanding and expected to vest—October 31, 2019	6,120,745	$3.67	6.35	$140,339

Exercisable—October 31, 2019	4,197,481	$2.09	4.84	$103,178
Amount vested in the nine months ended October 31, 2019	621,206	$4.03

As of October 31, 2019, there are 2,129,560 shares available for future grant pursuant to the newly adopted 2019 Plan as well as an additional 855,873 shares available for future grant pursuant to the newly adopted ESPP.

The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company’s estimated stock price at year end and the exercise price, multiplied by the related in-the-money options) that would have been received by the option holders had they exercised their options at the end of the period. This amount changes based on the market value of the Company’s common stock. The total intrinsic value of options exercised for the nine months ended October 31, 2018 and 2019, (based on the difference between the Company’s estimated stock price on the exercise date and the respective exercise price, multiplied by the number of options exercised) was $1,658 and $1,728, respectively.

For the nine months ended October 31, 2018 and 2019, the Company recorded stock-based compensation expense for stock options of $950 and $2,051, respectively. As of October 31, 2019, there is $6,975 of total unrecognized compensation cost related to stock options issued October to employees that is expected to be recognized over a weighted-average term of 2.98 years.

The Company has not recognized and does not expect to recognize in the foreseeable future, any tax benefit related to employee stock-based compensation expense.

Incremental expense associated with the modification of stock options during the nine months ended October 31, 2019 was $173.

(b) Restricted stock units

On March 25, 2019 and June 20, 2019, the Company issued 390,794 and 58,589 stock units, respectively, to employees and directors that vest based on both a time-based condition and a performance-based condition. Pursuant to the time-based condition, 10% of the restricted stock units vest after one year, 20% vest after two years, 30% vest after three years and 40% vest after four years. The performance-based condition is based on a sale of the Company or an IPO, as defined. The restricted stock units expire seven years from the grant date.

Upon completion of the Company’s IPO in July 2019, the Company immediately recognized the fair value of the vested units with the unvested portion recognized over the remaining service period. In addition, in August 2019, the Company approved allowing executive officers the ability to elect to receive all or a portion of the bonus (based on its target bonus opportunity for the last half of the fiscal year) in the form of restricted stock units instead of cash. For such executive officers that elected to receive restricted stock units, such award was granted immediately after such election with a value equal to the portion of the target bonus opportunity that the executive officer elected not to receive in cash, and such award vests based on the achievement of the Company’s pre-defined performance targets. Further, such executive officer may earn up to 200% of the target number of restricted stock units based on actual performance, provided that certain stipulations are met.

The Company issued 4,873 time-based restricted stock units and 72,126 performance-based restricted stock units in August 2019. These time-based restricted stock units are subject to the same four-year vesting period as the previously granted units. The performance-based units, issued to key employees, are subject to the Company’s pre-defined targets. These performance-based units will vest over a six month period.

Restricted stock unit activity for the nine months ended October 31, 2019 are as follows:

Restricted stock units
Balance—January 31, 2019	20,164
Granted	526,382
Forfeited	(22,185)

Balance—October 31, 2019	524,361

For the nine months ended October 31, 2019, the Company recognized $1,781, in restricted stock unit compensation expense, with $3,779 remaining of total unrecognized compensation costs related to these awards as of October 31, 2019.

8. Stock options

In 2006, the Board of Directors adopted the Company’s 2006 Stock Option Plan, which provided for the issuance of options to purchase up to 151,548 shares of the Company’s common stock to officers, directors, employees, and consultants. Over the years, the Company has amended the plan to increase the shares available for issuance. On October 14, 2014, the Company increased the number of shares available for issuance under the 2006 plan to 4,424,986. The 2006 Stock Option Plan expired on August 2017.

In January 2018, the Board of Directors adopted the Company’s 2018 Stock Option Plan (as amended) (see note 17), which currently provides for the issuance of additional options to purchase up to 3,048,490 shares of the Company’s common stock to officers, directors, employees, and consultants. The option exercise price per share is determined by the Board of Directors based on the estimated fair value of the Company’s common stock.

Options granted under the plans have a maximum term of ten years and vest over a period determined by the Board of Directors (generally four years from the date of grant or the commencement of the grantee’s employment with the Company). Options generally vest 25% at the one-year anniversary of grant after which point they generally vest pro rata on a monthly basis.

The fair value of stock options is estimated on the date of the grant using the Black-Scholes option pricing model for each of the stock option awards granted. The assumptions are provided below. Expected volatility was based on the stock volatility for comparable publicly traded companies. The Company uses the simplified method as described in SAB 107 to estimate the expected life of stock options. Forfeitures are recorded when they occur. The risk-free rate was based on the U.S. Treasury yield curve at the time of the grant over the expected term of the stock option grants.

	January 31,

	2018	2019
Risk-free interest rate	2.59%	2.81%
Expected dividends	None	None
Expected term (in years)	6.25	6.25
Volatility	41.00%	40.00%
Weighted average fair value of grants	$2.07	$3.47

Stock option activity for fiscal 2018 and fiscal 2019 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding—February 1, 2017	4,295,364	$1.53
Granted during the year	1,295,132	$4.71
Exercised	(143,600)	$1.03
Forfeited and expired	(155,105)	$2.36

Outstanding—January 31, 2018	5,291,791	$2.30

Exercisable—January 31, 2018	3,260,333	$1.36

Amount vested in fiscal 2018	684,322	$1.91

Outstanding—February 1, 2018	5,291,791	$2.30
Granted during the year	262,566	$4.71
Exercised	(316,063)	$1.15
Forfeited	(182,789)	$3.72

Outstanding and expected to vest—January 31, 2019	5,055,505	$2.45	6.40	$28,217

Exercisable—January 31, 2019	3,658,339	$1.76	5.48	$23,072

Amount vested in fiscal 2019	736,028	$3.27

As of January 31, 2019, there are 42,213 shares available for future grant pursuant to the plan.

The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company’s estimated stock price at year end and the exercise price, multiplied by the related in-the-money options) that would have been received by the option holders had they exercised their options at the end of the fiscal year. This amount changes based on the market value of the Company’s common stock. The total intrinsic value of options exercised for fiscal 2018 and fiscal 2019 (based on the difference between the Company’s estimated stock price on the exercise date and the respective exercise price, multiplied by the number of options exercised) was $528 and $1,355, respectively.

For fiscal 2018 and fiscal 2019, the Company recorded stock-based compensation expense of $805 and $1,447,199, respectively. As of January 31, 2019, there is $3,195 of total unrecognized compensation cost related to stock options issued to employees that is expected to be recognized over a weighted-average term of 1.98 years.

During fiscal 2019, the Company recorded stock-based compensation of $7 related to restricted stock issued in connection with the Vital Score acquisition (Note 16). As of January 31, 2019, there is $155 of total unrecognized compensation cost related to these awards.

The Company has not recognized and does not expect to recognize in the foreseeable future, any tax benefit related to employee stock-based compensation expense.